Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 67.7%	Shares	Value
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	1,779	$823,926

Beverages - 2.4%
Heineken N.V.	13,676	1,192,439

Capital Markets - 5.6%
Brookfield Corp.	26,004	1,608,347
CME Group, Inc.	4,275	1,178,276
		2,786,623

Chemicals - 2.8%
Air Products and Chemicals, Inc.	4,964	1,400,146

Electric Utilities - 0.6%
Portland General Electric Co.	7,969	323,780

Energy Equipment & Services - 0.5%
Schlumberger NV	7,010	236,938

Entertainment - 2.0%
Walt Disney Co.	8,049	998,157

Financial Services - 10.8%
Berkshire Hathaway, Inc. - Class B (a)	4,106	1,994,572
Fiserv, Inc. (a)	10,832	1,867,545
Visa, Inc. - Class A	4,340	1,540,917
		5,403,034

Food Products - 1.8%
Hershey Co.	5,520	916,044

Ground Transportation - 3.4%
U-Haul Holding Co.	17,092	929,292
Union Pacific Corp.	3,331	766,397
		1,695,689

Health Care Equipment & Supplies - 1.4%
Smith & Nephew PLC	46,400	708,878

Health Care Providers & Services - 8.5%
Centene Corp. (a)	22,639	1,228,845
CVS Health Corp.	8,207	566,119
McKesson Corp.	3,335	2,443,821
		4,238,785

Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	139	804,704

Insurance - 5.0%
Aon PLC - Class A	2,338	834,105
Markel Group, Inc. (a)	820	1,637,835
		2,471,940

Machinery - 1.1%
Donaldson Co., Inc.	7,655	530,874

Media - 1.7%
Comcast Corp. - Class A	23,937	854,312

Metals & Mining - 1.4%
Franco-Nevada Corp.	4,361	714,855

Oil, Gas & Consumable Fuels - 2.9%
Occidental Petroleum Corp.	33,965	1,426,870

Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	21

Pharmaceuticals - 2.9%
Novartis AG - ADR	11,926	1,443,165

Software - 9.6%
Adobe, Inc. (a)	2,220	858,874
Microsoft Corp.	4,149	2,063,754
Oracle Corp.	8,570	1,873,659
		4,796,287
TOTAL COMMON STOCKS (Cost $21,472,966)		33,767,467

PREFERRED STOCKS - 6.9%
Financial Services - 1.0%
Federal National Mortgage Association, Series S, 8.25%, Perpetual (c)	34,500	517,500

Independent Power and Renewable Electricity Producers - 3.1%
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	33,100	771,230
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	32,700	765,180
		1,536,410

Open-End Investment Funds - 0.8%
The GDL Fund Series G Cumulative PFD, 5.20%, 03/26/2027 (d)	40,000	400,000

Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd., 2.51%	26,643	977,199
TOTAL PREFERRED STOCKS (Cost $2,928,483)		3,431,109

EXCHANGE TRADED FUNDS - 6.6%
iShares Silver Trust (a)	43,245	1,418,868
SPDR Gold Shares (a)	6,143	1,872,571
TOTAL EXCHANGE TRADED FUNDS (Cost $1,577,578)		3,291,439

CORPORATE BONDS - 4.8%	Par	Value
Beverages - 0.3%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	$150,000	149,443

Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	134,565

Broadline Retail - 0.3%
Amazon.com, Inc., 5.20%, 12/03/2025	150,000	150,210

Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	156,035

Diversified Banking Instruments - 1.7%
Goldman Sachs Group, Inc., 5.36% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	866,552

Finance-Investment Banking-Brokerages - 0.2%
JPMorgan Chase Financial Co. LLC, 5.00%, 09/16/2027	100,000	100,092

IT Services - 0.3%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	151,275

Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	557,663

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	145,000	141,901
TOTAL CORPORATE BONDS (Cost $2,296,212)		2,407,736

MUNICIPAL BONDS - 4.7%
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	35,000	35,105
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	128,812
City of San Jose CA, 2.60%, 09/01/2027	175,000	170,342
Lake of Elsinore California Improvement Bond Act 1915, 1.15%, 09/02/2025	150,000	149,161
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	236,256
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	171,882
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	247,443
State of California
2.65%, 04/01/2026	200,000	197,753
2.38%, 10/01/2026	145,000	141,904
6.00%, 03/01/2030	200,000	215,319
7.50%, 04/01/2034	150,000	174,181
5.13%, 03/01/2038	150,000	149,138
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,300
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	15,004
State of Oregon, 5.05%, 08/01/2043	300,000	292,184
TOTAL MUNICIPAL BONDS (Cost $2,338,753)		2,338,784

U.S. TREASURY SECURITIES - 4.4%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	542,677	538,696
United States Treasury Note/Bond
5.00%, 10/31/2025	960,000	962,048
4.63%, 06/30/2026	700,000	704,149
TOTAL U.S. TREASURY SECURITIES (Cost $2,190,921)		2,204,893

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.0%(b)	Shares	Value
Office REITs - 0.0%(b)
Orion Properties, Inc.	1	2
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $18)		2

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 2.1%
First American Treasury Obligations Fund - Class Z, 4.20% (e)	1,042,450	1,042,450

U.S. Treasury Bills - 2.8%	Par
4.28%, 08/07/2025 (f)	$1,225,000	1,219,659
4.04%, 01/22/2026 (f)	175,000	171,025
		1,390,684
TOTAL SHORT-TERM INVESTMENTS (Cost $2,433,274)		2,433,134

TOTAL INVESTMENTS - 100.0% (Cost $35,238,205)		49,874,564
Other Assets in Excess of Liabilities - 0.0% (b)		17,178
TOTAL NET ASSETS - 100.0%		$49,891,742

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $400,000 or 0.8% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	The rate shown is the annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Scharf Multi-Asset Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$33,767,467	$–	$–	$33,767,467
Preferred Stocks	3,031,109	–	400,000	3,431,109
Exchange Traded Funds	3,291,439	–	–	3,291,439
Corporate Bonds	–	2,407,736	–	2,407,736
Municipal Bonds	–	2,338,784	–	2,338,784
U.S. Treasury Securities	–	2,204,893	–	2,204,893
Real Estate Investment Trusts - Common	2	–	–	2
Money Market Funds	1,042,450	–	–	1,042,450
U.S. Treasury Bills	–	1,390,684	–	1,390,684
Total Investments	$41,132,467	$8,342,097	$400,000	$49,874,564

Preferred Stock
Beginning balance as of September 30, 2024	$-
Purchases	400,000
Transfers in at June 30, 2025	-
Ending balance as of June 30, 2025	$400,000

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at June 30, 2025
$-